Note 13 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Schedule of Unbilled Receivables, Not Billable at Balance Sheet Date [Table Text Block]
Year ending December 31,	Amount
2021	$(2,348)
2022	(4,657)
2023	(8,134)
2024	(12,947)
2025	(6,127)
2026 and thereafter	(2,218)
Total	$(36,431)

Deferred Revenue, by Arrangement, Disclosure [Table Text Block]
	December 31, 2020	June 30, 2021
Hires collected in advance	$7,236	$6,988
Charter revenue resulting from varying charter rates	34,284	36,431
Unamortized balance of charters assumed	-	179
Total	$41,520	$43,598
Less current portion	(11,893)	(11,824)
Non-current portion	$29,627	$31,774